Consolidated Statements of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held in Treasury [Member]	Total MEMC Stockholders' Equity [Member]	Noncontrolling Interest [Member]	Redeemable noncontrolling interest [Member]
Balance at Dec. 31, 2010
Change in Retained Earnings, Stockholders Equity				$ (1,536.0)
Change in AOCI, Stockholders Equity					(38.0)
Comprehensive income:
Net (loss) income	(1,520.0)
Net translation adjustments, net of $6.6 tax benefit in 2013	(2.5)
Net actuarial gain (loss) and prior service credit, net of $10.5 tax benefit and $10.5 tax expense in 2012 and 2011, respectively	(16.0)
Gain (Loss) on mark to market for cash flow hedges	7.1
Gain (loss) on available-for-sale securities	(24.9)
Total comprehensive income	(1,556.3)						(1,574.0)	17.7
Stock plans, net	36.8		40.4			(3.6)	36.8
Stock issued during period for Contingent Consideration		2.1
Stock issued during period for contingent considerations	24.5	24.5					24.5
Acquired noncontrolling interests	39.7							39.7
Stock plans, net (in shares)		1.3				0.5
Net repayments to noncontrolling interest	55.4		1.1				1.1	(54.3)
Balance at Dec. 31, 2011	784.9	2.4	621.7	577.5	(3.9)	(459.8)	737.9	47.0
Shares, Issued at Dec. 31, 2011		(241.3)				(10.5)
Comprehensive loss related to redeemable NCI	(0.3)
Change in Retained Earnings, Stockholders Equity	(150.6)
Change in AOCI, Stockholders Equity	(35.9)
Comprehensive income:
Net (loss) income	(148.7)
Net translation adjustments, net of $6.6 tax benefit in 2013	(18.5)
Net actuarial gain (loss) and prior service credit, net of $10.5 tax benefit and $10.5 tax expense in 2012 and 2011, respectively	(11.9)
Gain (Loss) on mark to market for cash flow hedges	(0.4)
Gain (loss) on available-for-sale securities	(2.8)
Total comprehensive income	(182.3)						(186.5)	4.2
Stock plans, net	25.5		26.0			(0.5)	25.5
Stock plans, net (in shares)		0.6				0.1
Redeemable NCI Fair Value Adjustment	(1.6)			(1.6)			(1.6)		1.6
Net repayments to noncontrolling interest	(39.6)							(39.6)	(10.0)
Redeemable Noncontrolling Interest, Equity, Fair Value	11.3
Balance at Dec. 31, 2012	666.1	2.4	647.7	425.3	(39.8)	(460.3)	575.3	90.8
Shares, Issued at Dec. 31, 2012		(241.9)				(10.6)
Comprehensive loss related to redeemable NCI	(3.2)
Change in AOCI, Stockholders Equity	(20.2)
Increase in Carrying Amount of Redeemable Noncontrolling Interest	(6.8)
Comprehensive income:
Net (loss) income	(613.9)
Net translation adjustments, net of $6.6 tax benefit in 2013	(49.7)
Net actuarial gain (loss) and prior service credit, net of $10.5 tax benefit and $10.5 tax expense in 2012 and 2011, respectively	32.6
Gain (Loss) on mark to market for cash flow hedges	(8.1)
Gain (loss) on available-for-sale securities	7.6
Total comprehensive income	(631.5)						(606.9)	(24.6)
Stock plans, net	30.8		32.0			(1.2)	30.8
Stock Issued During Period, Shares, Other	23.7
Stock Issued During Period, Value, Other	0.3
Adjustments to Additional Paid in Capital, Other	(222.0)
Stock Issued During Period, Shares, Treasury Stock Reissued	10.8
Stock Issued During Period, Value, Treasury Stock Reissued	461.3
Stock Issued During Period, Value, New Issues	239.6
Acquired noncontrolling interests	17.2							17.2
Stock plans, net (in shares)		1.3				0.2
Redeemable NCI Fair Value Adjustment	(6.8)						(6.8)		6.8
Reclass of redeemable NCI to Liability	(14.9)
Net repayments to noncontrolling interest	(25.8)			(0.2)			(0.2)	(25.6)
Balance at Dec. 31, 2013	$ 341.2	$ 2.7	$ 457.7	$ (168.0)	$ (60.0)	$ (0.2)	$ 232.2	$ 109.0
Shares, Issued at Dec. 31, 2013		(266.9)				0